Financial Income and Expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Total interest paid	€ 56,471	€ 19,689	€ 7,143
Interest linked to debt liabilities		€ 2,400	1,900
Amendment to prior debt facility			€ 1,000